UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

Financial Highlights	10

Notes to Financial Statements	12

Disclosure of Fund Expenses	23

Approval of Investment Advisory Agreement	25

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

SECTOR WEIGHTINGS†
	Long	Short	Net
Office	28.1%	(0.5)%	27.6%
Retail	20.4	(4.7)	15.7
Residential	19.0	(4.4)	14.6
Hotel and Resort	11.2	(2.6)	8.6
Health Care	10.5	(2.4)	8.1
Diversified	12.2	(4.4)	7.8
Real Estate Operating Company	6.4	0.0	6.4
Industrial	5.9	0.0	5.9
Diversified Real Estate Activities	4.8	0.0	4.8
Real Estate Development	3.3	0.0	3.3
Specialized	5.9	(6.9)	(1.0)
Exchange Traded Funds	0.0	(6.1)	(6.1)

Total			95.7
Other Assets and Liabilities, Net			4.3

			100.0%

†	As a percentage of the Fund’s Net Assets

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 127.7%

COMMON STOCK — 127.7%
	Shares	Value
DIVERSIFIED — 12.2%
American Realty Capital Properties (A)	2,227,916	$20,118,081
Duke Realty	394,200	7,809,102
Gecina (France)	61,500	8,445,469
Green REIT (Ireland)	5,261,668	9,201,819
Hibernia REIT (Ireland)	2,750,000	3,828,922
ICADE (France)	96,000	8,359,402
Mirvac Group (Australia)	7,027,216	11,177,614
NSI (Netherlands)	1,766,200	8,303,573
Spirit Realty Capital (A)	1,897,000	21,417,130

		98,661,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DIVERSIFIED REAL ESTATE ACTIVITIES — 4.8%
CapitaLand (Singapore)	3,177,000	$8,859,681
City Developments (Singapore)	1,117,300	9,009,667
Mitsui Fudosan (Japan)	407,500	12,155,036
Sumitomo Realty & Development (Japan)	219,600	8,537,548

		38,561,932

HEALTH CARE — 10.5%
Health Care REIT (A)	471,200	33,935,824
Healthcare Realty Trust (A)	757,100	19,381,760
Healthcare Trust of America, Cl A (A)	728,900	18,871,221
Medical Properties Trust	872,500	12,197,550

		84,386,355

HOTEL AND RESORT — 11.2%
Chatham Lodging Trust	357,000	9,867,480
Host Hotels & Resorts	1,022,288	20,588,880
Starwood Hotels & Resorts Worldwide (A)	235,400	20,232,630
Strategic Hotels & Resorts *	1,868,600	21,862,620
Sunstone Hotel Investors (A)	1,155,072	17,996,022

		90,547,632

INDUSTRIAL — 5.9%
DCT Industrial Trust (A)	558,872	18,465,131
First Industrial Realty Trust (A)	749,353	14,784,735
Prologis Property Mexico (Mexico)	3,045,829	5,399,984
Segro (United Kingdom)	1,295,000	8,527,714

		47,177,564

OFFICE — 28.1%
Alexandria Real Estate Equities	175,600	16,221,928
Brandywine Realty Trust (A)	1,357,956	19,798,998
Digital Realty Trust	183,600	11,642,076

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — continued
Douglas Emmett (A)	572,622	$16,319,727
Highwoods Properties (A)	456,158	19,633,040
Investa Office Fund (Australia)	6,890,954	20,285,796
Kilroy Realty (A)	450,129	31,954,658
New York REIT	217,363	2,147,546
Paramount Group (A)	1,213,700	22,234,984
QTS Realty Trust, Cl A	229,600	8,327,592
SL Green Realty (A)	286,250	35,025,550
Vornado Realty Trust (A)	219,078	22,672,382

		226,264,277

REAL ESTATE DEVELOPMENT — 3.3%
China Overseas Land & Investment (Hong Kong)	3,251,900	13,615,054
China Resources Land (Hong Kong)	3,599,500	13,119,827

		26,734,881

REAL ESTATE OPERATING COMPANY — 6.4%
Deutsche Euroshop (Germany)	82,100	4,108,273
Hispania Activos Inmobiliarios (Spain) *	495,811	7,070,369
Hongkong Land Holdings (Hong Kong)	2,065,800	16,732,980
LEG Immobilien (Germany)	201,850	15,715,738
UNITE Group (United Kingdom)	900,000	8,275,132

		51,902,492

RESIDENTIAL — 19.0%
American Residential Properties *	420,797	7,894,152
Apartment Investment & Management, Cl A (A)	617,900	23,313,367
AvalonBay Communities	24,000	3,944,160
Equity Residential (A)	535,763	39,571,456
Essex Property Trust	18,000	3,995,100

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RESIDENTIAL — continued
Home Properties	179,000	$13,167,240
Monogram Residential Trust	872,200	8,233,568
Post Properties	395,014	22,582,950
UDR (A)	919,759	30,140,502

		152,842,495

RETAIL — 20.4%
CBL & Associates Properties	963,200	17,347,232
DDR (A)	1,310,575	22,345,304
General Growth Properties (A)	1,105,100	30,279,740
Hammerson (United Kingdom)	2,373,720	24,375,930
Kite Realty Group Trust	572,400	14,996,880
Macerich (A)	247,229	20,213,443
Mercialys (France)	163,800	4,070,216
Novion Property Group (Australia)	4,265,200	8,336,929
Pennsylvania Real Estate Investment Trust	891,400	20,154,554
Urban Edge Properties (A)	99,939	2,261,620

		164,381,848

SPECIALIZED — 5.9%
Big Yellow Group (United Kingdom)	1,255,982	12,878,505
CubeSmart	701,700	16,188,219
EPR Properties (A)	316,902	18,275,738

		47,342,462

TOTAL COMMON STOCK (Cost $973,325,872)		1,028,803,050

TOTAL INVESTMENTS — 127.7% (Cost $973,325,872)		$1,028,803,050

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES‡ — (25.9)%

COMMON STOCK — (25.9)%
	Shares	Value
DIVERSIFIED — (4.4)%
Charter Hall Group (Australia)	(2,149,515)	$(8,726,249)
Washington REIT	(317,500)	(7,848,600)
WP Carey	(302,592)	(19,208,540)

		(35,783,389)

HEALTH CARE — (2.4)%
Ventas	(279,000)	(19,223,100)

HOTEL AND RESORT — (2.6)%
Marriott International, Cl A	(256,800)	(20,556,840)

OFFICE — (0.5)%
Corporate Office Properties Trust	(146,100)	(3,855,579)

RESIDENTIAL — (4.4)%
American Campus Communities	(476,900)	(19,142,766)
Mid-America Apartment Communities	(216,960)	(16,187,386)

		(35,330,152)

RETAIL — (4.7)%
Acadia Realty Trust	(543,172)	(16,784,015)
Federal Realty Investment Trust	(156,200)	(20,879,254)

		(37,663,269)

SPECIALIZED — (6.9)%
American Tower	(252,800)	(23,897,184)
Extra Space Storage	(120,400)	(7,937,972)
Iron Mountain	(699,600)	(24,129,204)

		(55,964,360)

TOTAL COMMON STOCK (Proceeds $212,053,640)		(208,376,689)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

EXCHANGE TRADED FUNDS — (6.1)%
	Shares	Value
CurrencyShares Australian Dollar Trust	(96,131)	$(7,621,266)
CurrencyShares Euro Trust *	(230,840)	(25,477,811)
CurrencyShares Japanese Yen Trust *	(202,922)	(16,513,792)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $50,317,573)		(49,612,869)

TOTAL SECURITIES SOLD SHORT — (32.0)% (Proceeds $262,371,213)		$(257,989,558)

Percentages are based on Net Assets of $805,520,844.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of April 30, 2015.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $973,325,872)	$1,028,803,050
Deposits with Prime Broker for Securities Sold Short	237,673,709
Foreign Currency, at Value (Cost $644,351)	648,934
Cash	36
Receivable for Investment Securities Sold	22,674,493
Receivable for Capital Shares Sold	2,412,039
Dividends and Interest Receivable	1,118,132
Dividend Tax Reclaim Receivable	82,124
Unrealized Gain on Foreign Currency Spot Contracts	33,618
Prepaid Expenses	45,645

Total Assets	1,293,491,780

Liabilities:
Securities Sold Short, at Value (Proceeds $262,371,213)	257,989,558
Payable to Prime Broker	199,354,595
Payable for Investment Securities Purchased	27,216,831
Payable for Capital Shares Redeemed.	1,643,920
Payable due to Adviser	840,928
Stock Loan Fees Payable	584,522
Shareholder Servicing Fees Payable	153,516
Payable due to Administrator	65,022
Distribution Fees Payable (Investor Class Shares)	5,565
Payable due to Trustees	3,735
Chief Compliance Officer Fees Payable	3,159
Other Accrued Expenses	109,585

Total Liabilities	487,970,936

Net Assets	$805,520,844

Net Assets Consist of:
Paid-in Capital	$723,418,349
Accumulated Net Investment Loss	(9,826,539)
Accumulated Net Realized Gain on Investments and Securities Sold Short	32,096,756
Net Unrealized Appreciation on Investments and Securities Sold Short	59,858,833
Net Unrealized Depreciation on Foreign Currency Translation	(26,555)

Net Assets	$805,520,844

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($787,656,453 ÷ 70,421,258 shares) *	$11.18

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($17,864,391 ÷ 1,599,194 shares) *	$11.17

*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2015
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income (Less Foreign Taxes Withheld of $159,076)	$3,650,301
Interest Income	1,712,264

Total Investment Income	5,362,565

Expenses:
Investment Advisory Fees	4,891,302
Administration Fees	383,351
Shareholder Servicing Fees (Institutional Class Shares)	185,762
Shareholder Servicing Fees (Investor Class Shares)	896
Distribution Fees (Investor Class Shares)	22,404
Trustees’ Fees	8,431
Chief Compliance Officer Fees	4,939
Prime Broker Fees (See Note 2)	4,104,540
Dividend Expense on Securities Sold Short (See Note 2)	3,560,370
Transfer Agent Fees	106,057
Custodian Fees	51,679
Professional Fees	37,869
Registration Fees	30,530
Printing Fees	28,647
Insurance and Other Expenses	12,280

Total Expenses	13,429,057

Less: Fees Paid Indirectly	(137)

Net Expenses	13,428,920

Net Investment Loss	(8,066,355)

Net Realized Gain on Investments	62,937,574
Net Realized Loss on Securities Sold Short	(14,696,062)
Net Realized Loss on Foreign Currency Transactions	(42,575)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(31,240,066)
Net Change in Unrealized Appreciation/(Depreciation) on Securities Sold Short	12,227,360
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(65,607)

Net Realized and Unrealized Gain on Investments	29,120,624

Net Increase in Net Assets Resulting from Operations	$21,054,269

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Operations:
Net Investment Loss	$(8,066,355)	$(2,458,919)
Net Realized Gain/(Loss) on Investments, Securities Sold Short and Foreign Currency Transactions	48,198,937	(6,216,457)
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Securities Sold Short and Foreign Currency Translation	(19,078,313)	58,345,233

Net Increase in Net Assets Resulting from Operations	21,054,269	49,669,857

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(834,756)	(3,421,034)
Investor Class Shares	–	(148,736)

Total Net Investment Income	(834,756)	(3,569,770)

Realized Gains
Institutional Class Shares	–	(4,300,975)
Investor Class Shares	–	(545,203)

Total Net Realized Gains	–	(4,846,178)

Return of Capital
Institutional Class Shares	–	(1,813,416)
Investor Class Shares	–	(225,379)

Total Return of Capital	–	(2,038,795)

Total Dividends and Distributions	(834,756)	(10,454,743)

Capital Share Transactions(1)
Institutional Class Shares
Issued	112,632,122	254,793,136
Reinvestment of Distributions	734,266	8,681,612
Redemption Fees	51,575	13,092
Redeemed	(68,403,510)	(113,967,919)

Increase from Institutional Class Shares Capital Share Transactions	45,014,453	149,519,921

Investor Class Shares
Issued	3,058,713	83,402,233
Reinvestment of Distributions	–	787,832
Redemption Fees	1,799	31,278
Redeemed	(2,341,188)	(151,929,681)

Increase/(Decrease) from Investor Class Shares Capital Share Transactions	719,324	(67,708,338)

Net Increase From Capital Share Transactions	45,733,777	81,811,583

Total Increase in Net Assets	65,953,290	121,026,697

Net Assets:
Beginning of Period	739,567,554	618,540,857

End of Period (including accumulated net investment loss of $9,826,539 and $925,428, respectively)	$805,520,844	$739,567,554

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period

	Institutional Class Shares
	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$10.88	$10.31	$9.91	$10.00

Income from Operations:
Net Investment Loss(1)	(0.11)	(0.03)	(0.11)	(0.21)
Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	0.42	0.78	0.61	0.12

Total from Operations	0.31	0.75	0.50	(0.09)

Redemption Fees	–	–	–	–

Dividends and Distributions from:
Net Investment Income	(0.01)	(0.06)	–	–
Net Realized Gains	–	(0.08)	(0.10)	–
Net Return of Capital	–	(0.04)	–	–

Total Dividends and Distributions	(0.01)	(0.18)	(0.10)	–

Net Asset Value, End of Period	$11.18	$10.88	$10.31	$9.91

Total Return †	2.87%	7.57%	5.04%	(0.90	)%††

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$787,657	$722,918	$542,211	$236,818
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements)(2)	3.43%**	3.70%	4.01%	4.98%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	3.43%**	3.70%	4.01%	4.99%**
Ratio of Net Investment Loss to Average Net Assets	(2.06)%**	(0.34)%	(1.13)%	(2.50)%**
Portfolio Turnover Rate	39%***	131%	192%	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.47%, 1.51%, 1.51% and 1.64%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout each Period

	Investor Class Shares
	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Year Ended October 31, 2013	Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$10.86	$10.27	$9.90	$10.00

Income from Operations:
Net Investment Loss(1)	(0.12)	(0.07)	(0.16)	(0.27)
Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	0.43	0.80	0.62	0.17

Total from Operations	0.31	0.73	0.46	(0.10)

Redemption Fees	–	–	0.01	–

Dividends and Distributions from:
Net Investment Income	–	(0.02)	–	–
Net Realized Gains	–	(0.08)	(0.10)	–
Net Return of Capital	–	(0.04)	–	–

Total Dividends and Distributions	–	(0.14)	(0.10)	–

Net Asset Value, End of Period	$11.17	$10.86	$10.27	$9.90

Total Return †	2.85%	7.32%	4.74%	(1.00	)%††

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$17,864	$16,650	$76,330	$55,332
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements)(2)	3.64%**	3.89%	4.34%	5.33%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	3.64%**	3.89%	4.34%	5.33%**
Ratio of Net Investment Loss to Average Net Assets	(2.19)%**	(0.65)%	(1.55)%	(3.27)%**
Portfolio Turnover Rate	39%***	131%	192%	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.
(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.68%, 1.71%, 1.84% and 1.99%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the CBRE Clarion Long/Short Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income, while attempting to preserve capital and mitigate risk by employing hedging strategies, primarily short selling. The Fund is non-diversified and seeks to achieve its objective by taking long and short positions in equity securities of companies that are principally engaged in the real estate industry. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”) utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, as a general matter, the Fund expects its investments to be primarily in equity securities issued by U.S. companies. However, the Fund may invest up to 50% of its assets in securities of non-U.S. issuers, including emerging market issuers, denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund currently offers Institutional Class and Investor Class shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

(Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six-months ended April 30, 2015, there were no transfers among levels. During the six-months ended April 30, 2015, there were no Level 3 securities. All transfers, if any, are recognized by the Fund at the end of the period.

During the six-months ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

security sold. Upon entering into a short position, the Fund records the proceeds as a deposit with the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The liability is subsequently marked to market to reflect changes in the value of securities sold short. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on securities sold short. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value of the securities sold short.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin that is financed by the prime broker.

The Fund had prime brokerage borrowings throughout the six-months ended April 30, 2015 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$210,362,032	$122,398,986	2.12%	$1,302,928

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

The interest paid is included in Prime Broker Fees on the Statement of Operations.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends and the current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2015, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the six-months ended April 30, 2015, the Fund received $51,575 and $1,799 in redemption fees for the Institutional Class Shares and Investor Class Shares, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2015, the Fund paid $383,351 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2015, the Institutional Class Shares and Investor Class Shares incurred $185,762 and $896 of shareholder servicing fees, an effective rate of 0.05% and 0.01%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six-months ended April 30, 2015, the Fund incurred $22,404 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2015, the Fund earned cash management credits of $137, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, dividend and prime broker fees on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.64% and 1.99% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.64% and 1.99% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016. For the six-months ended April 30, 2015, there were no waived expenses available to be recaptured.

6.	Share Transactions

	Six-Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
Share Transactions:
Institutional Class Shares
Issued	9,943,928	24,094,828
Reinvestment of Distributions	65,152	886,936
Redeemed	(6,035,927)	(11,118,836)

Increase in Institutional Class Shares	3,973,153	13,862,928

Investor Class Shares
Issued	272,864	8,300,283
Reinvestment of Distributions	–	80,948
Redeemed	(206,151)	(14,278,241)

Increase/(Decrease) in Investor Class Shares	66,713	(5,897,010)

Net Increase in Shares Outstanding	4,039,866	7,965,918

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government, short-term investments, short sales and purchases to cover, for the six-months ended April 30, 2015 were $674,974,344 and $446,344,003, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The Fund maintains a December 31st year end for tax purposes. The following tax disclosure is as of December 31, 2014, unless otherwise indicated.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared by the Fund during the last two fiscal years ended October 31st were as follows(1):

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
2014	$3,569,770	$4,846,178	$2,038,795	$10,454,743
2013	–	5,087,974	–	5,087,974

(1)	Amount is as of fiscal year end, tax character was determined upon the Fund’s tax years ended December 31st.

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	9,152,164
Unrealized Appreciation	75,876,022
Other Temporary Differences	(25,389)

Total Distributable Earnings	$85,002,797

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$973,325,872	$73,550,323	$(18,073,145)	$55,477,178

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Fund at April 30, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$262,371,213	$6,882,591	$(2,500,936)	$4,381,655

9.	Concentration/Risks:

The Fund concentrates its investments in the real estate sector. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as casualty or condemnation losses; fluctuations in rental income, declines in real estate values and other risks related to local or general economic conditions; increases in operating costs and property taxes, potential environmental liabilities, changes in zoning laws and regulatory limitations on rent. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

10.	Other:

At April 30, 2015, 46% of Institutional Class Shares total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015
(Unaudited)

is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such potential claims is considered remote.

11.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

12.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

•Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,028.70	3.43%	$17.25
Investor Class Shares	1,000.00	1,028.50	3.64%	18.31

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,007.79	3.43%	$17.08
Investor Class Shares	1,000.00	1,006.74	3.64%	18.11

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense and prime broker fees on short sales, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 18, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature,	Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment	Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015

classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the Fund relative to its benchmarks and peer group. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs	of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2015

reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CBRE Clarion Long/Short Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015